PIMCO Funds

Supplement Dated July 16, 2007 to the

PIMCO Funds - Bond Funds Institutional and Administrative Class Prospectus

dated October 1, 2006

Disclosure Related to the PIMCO Extended Duration Fund, PIMCO Long-Term U.S. Government Fund and PIMCO Long Duration Total Return Fund

        Effective immediately, Stephen Rodosky is replacing James M. Keller as portfolio manager to the Extended Duration Fund, Long-Term U.S. Government Fund and Long Duration Total Return Fund.

        Therefore, effective immediately, the section of the table on page 73 providing information with respect to James M. Keller's management of the Extended Duration, Long-Term U.S. Government and Long Duration Total Return Funds is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Extended Duration	Stephen Rodosky	7/07	Executive Vice President, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.
Long-Term U.S. Government		7/07

Long Duration Total Return		7/07

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated July 16, 2007 to the

PIMCO Funds - Bond Funds Class A, B and C Shares Prospectus

dated July 31, 2006

Disclosure Related to the PIMCO Long-Term U.S. Government Fund

        Effective immediately, Stephen Rodosky is replacing James M. Keller as portfolio manager to the Long-Term U.S. Government Fund.

        Therefore, effective immediately, the section of the table on page 39 providing information with respect to James M. Keller's management of the Long-Term U.S. Government Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
Long-Term U.S. Government	Stephen Rodosky	7/07	Executive Vice President, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated July 16, 2007 to the

Statement of Additional Information

dated December 28, 2006

Disclosure Related to the PIMCO Extended Duration Fund, PIMCO Long-Term U.S. Government Fund and PIMCO Long Duration Total Return Fund

        Effective immediately, Stephen Rodosky is replacing James M. Keller as portfolio manager to the Extended Duration Fund, Long-Term U.S. Government Fund and Long Duration Total Return Fund.

        Therefore, effective immediately, the section of the table on page 69, including footnote 8 thereto, in the subsection titled "Portfolio Managers-Other Accounts Managed," providing information with respect to James M. Keller's management of other accounts is deleted, and is replaced by the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Rodosky[8]
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	6	$1,313	5	$1,222

[8]

Mr. Rodosky manages the following Funds (each Fund's total assets under management, as of June 29, 2007, is in parenthesis next to its name): Long-Term U.S. Government ($1.8 billion), Extended Duration ($2.8 million) and the Long Duration Total Return ($114.9 million). Prior to July 16, 2007, Mr. James M. Keller managed the Long-Term U.S. Government Fund, Extended Duration Fund and Long Duration Total Return Fund.  Information pertaining to registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Rodosky is as of June 29, 2007.

        Also, effective immediately, the section of the table on page 74, in the subsection titled "Portfolio Managers-Securities Ownership," providing information with respect to James M. Keller's ownership of portfolio securities is deleted, and is replaced by the following:

Rodosky[1]	Long-Term U.S. Government	None
	Extended Duration	None
	Long Duration Total Return	None

1 As of July 16, 2007, Mr. Stephen Rodosky manages the Long-Term U.S. Government Fund, Extended Duration Fund and Long Duration Total Return Fund. As of June 29, 2007, Mr. Rodosky did not own any shares in the Long-Term U.S. Government Fund, Extended Duration Fund or Long Duration Total Return Fund. Prior to July 16, 2007, Mr. James M. Keller managed the Long-Term U.S. Government Fund, Extended Duration Fund and Long Duration Total Return Fund.

Investors Should Retain This Supplement For Future Reference